Comparative Figures	12 Months Ended
Dec. 31, 2021
Disclosure of comparative information prepared under previous GAAP [text block] [Abstract]
COMPARATIVE FIGURES

NOTE 28: COMPARATIVE FIGURES

Certain figures in the comparative period consolidated statements of financial position, consolidated statements of profit or loss and comprehensive profit or loss, consolidated statements of changes in equity and consolidated statements of cash flows have been reclassified to meet the current presentation.